PROFIT BEFORE TAX (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Crediting:
Interest income from bank deposits	¥ (1,067)		¥ (798)	¥ (655)
Investment income:
Fair value changes on other financial assets	(4,603)		(3,685)	(2,409)
Insurance compensation on disposal of property, plant and equipment	(436)		(611)	(110)
Auditors' remuneration:
Audit fee	54		52	51
Other fees	10		7	5
Auditors' remuneration	64		59	56
Employee wages, salaries, allowances and social security costs	7,943		8,406	6,678
Impairment and provision:
Property, plant and equipment	2,072		196	8,660
Others	22		470	525
Total impairment and provision	2,094	$ 301	666	9,185
Depreciation, depletion and amortization:
Property, plant and equipment	54,862		50,810	60,971
Right-of-use assets	1,359		0	0
Intangible assets	365		405	857
Net amount capitalized	1,113		(377)	(386)
Total depreciation, depletion and amortization	57,699	$ 8,288	50,838	61,442
Lease rentals:
Office properties	444		668	644
Plant and equipment	280		1,563	1,560
Total lease rentals	724		2,231	2,204
Repairs and maintenance	5,415		4,596	4,801
Research and development costs	1,632		2,350	1,777
Loss/(gain) on disposal of property, plant and equipment	¥ (92)		¥ 77	¥ 133